Annual Total Returns[BarChart] - ProShares UltraShort MSCI Emerging Markets - None	2010	2011	2012	2013	2014	2015	2016	2017	2018	2019
Total	(41.65%)	8.16%	(38.26%)	(4.90%)	(2.01%)	20.88%	(31.30%)	(48.97%)	24.05%	(30.94%)